Amplify Transformational Data Sharing ETF
Schedule of Investments
July 31, 2021 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.0%
Banks - 3.4%
Silvergate Capital Corp. (a)	364,527	$37,473,376
Diversified Financials - 22.2%
CME Group, Inc.	102,783	21,803,358
Coinbase Global, Inc. - Class A (a) (b)	171,055	40,468,192
Diginex Ltd. (a) (b)	1,885,859	10,032,770
Galaxy Digital Holdings Ltd. (a) (b)	2,349,814	39,194,958
Grayscale Bitcoin Trust BTC (a)	813,514	28,257,409
Mogo, Inc. (a) (b)	3,613,145	20,558,795
Mudrick Capital Acquisition Corp. II - Class A (a) (b)	1,063,688	11,445,283
Nocturne Acquisition Corp. (a) (c)	380,000	3,915,900
SBI Holdings, Inc.	1,590,848	37,905,990
Vontobel Holding AG	100,770	8,888,362
VPC Impact Acquisition Holdings - Class A (a) (b)	1,164,489	11,458,572
WisdomTree Investments, Inc.	1,663,107	10,278,001
		244,207,590
Media & Entertainment - 2.8%
Baidu, Inc. - ADR (a)	38,177	6,261,410
Tencent Holdings Ltd.	93,555	5,766,565
Z Holdings Corp.	3,835,068	19,104,550
		31,132,525
Retailing - 4.1%
Alibaba Group Holding Ltd. - ADR (a)	58,559	11,430,131
Overstock.com, Inc. (a)	387,583	26,991,280
Rakuten Group, Inc.	577,747	6,335,442
		44,756,853
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. (a)	130,482	13,855,883
NVIDIA Corp.	207,804	40,519,702
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	92,123	10,745,227
		65,120,812
Software & Services - 56.9%
Accenture PLC - Class A	64,168	20,384,890
Argo Blockchain PLC (a)	20,446,985	38,141,633
BIGG Digital Assets, Inc. (a)	6,130,313	7,567,074
Bitfarms Ltd./Canada (a) (b)	7,554,072	31,182,647
Cleanspark, Inc. (a) (b)	1,769,507	23,888,345
Digital Garage, Inc.	859,091	35,474,064
GMO internet, Inc.	1,282,680	33,684,892
Hive Blockchain Technologies Ltd. (a)	14,442,272	37,622,142
Hut 8 Mining Corp. (a) (b)	8,410,195	40,581,416
International Business Machines Corp.	165,592	23,341,848
Marathon Digital Holdings, Inc. (a) (b)	1,482,721	40,967,581
MicroStrategy, Inc. (a) (b)	110,185	68,976,912
Northern Data AG (a) (b)	278,904	23,920,520
Oracle Corp.	243,664	21,232,881
PayPal Holdings, Inc. (a)	192,936	53,159,656
Riot Blockchain, Inc. (a) (b)	1,125,652	37,090,234
Square, Inc. - Class A (a)	220,315	54,475,087
Voyager Digital Ltd. (a)	2,596,322	35,169,800
		626,861,622
Technology Hardware & Equipment - 3.0%
Canaan, Inc. - ADR (a) (b)	2,437,609	16,770,750
Ebang International Holdings, Inc. - Class A (a) (b)	5,060,868	11,184,518
Samsung Electronics Co. Ltd.	81,612	5,569,696
		33,524,964
Telecommunication Services - 0.7%
SoftBank Group Corp.	130,465	8,130,798
Total Common Stocks (Cost $1,142,229,285)		1,091,208,540

MONEY MARKET FUNDS - 0.7%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (d)	7,710,410	7,710,410
Total Money Market Funds (Cost $7,710,410)		7,710,410

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.1%
First American Government Obligations Fund - Class X - 0.03% (d)	221,750,446	221,750,446
Total Investments Purchased with Proceeds from Securities Lending (Cost $221,750,446)		221,750,446
Total Investments - 119.8%
(Cost $1,371,690,141)		$1,320,669,396

Percentages are based on Net Assets of $1,102,153,992.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2021. Total value of securities out on loan is $216,805,464 or 19.7% of net assets.
(c)	Illiquid security. At July 31, 2021, the value of these securities amounted to $3,915,900 or 0.4% of net assets.
(d)	Seven-day yield as of July 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of July 31, 2021:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Britain	$38,141,633
Canada	137,512,074
China	51,413,375
Germany	23,920,520
Hong Kong	10,032,770
Ireland	20,384,890
Japan	140,635,737
South Korea	5,569,695
Switzerland	8,888,362
Taiwan	10,745,227
United States	640,048,357
Money Market Funds	7,710,410
Investments Purchased with Proceeds from Securities Lending	221,750,446
Total Level 1	1,316,753,496
Level 2
Common Stocks
United States	3,915,900
Total Level 2	3,915,900
Level 3	-
Total Level 3	-
Total	$1,320,669,396

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2021, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.
As of July 31, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.